CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Designated	9,476,000	9,480,000	9,480,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	7,058,198	4,111,047	3,535,339
Common Stock, Shares, Outstanding	7,056,874	4,109,723	3,534,015
Treasury Stock, Common, Shares	1,324	1,324	1,324	235
Convertible Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 10	$ 10	$ 10
Temporary Equity, Shares Authorized	500,000	500,000	500,000
Temporary Equity, Shares Issued	0	0	0
Temporary Equity, Shares Outstanding	0	0	0
Preferred stock, conversion price per share	$ 6.30	$ 6.30	$ 6.30
Convertible Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	15,000	15,000	15,000
Preferred stock, conversion price per share	$ 7	$ 7	$ 7
Preferred Stock, Shares Issued	0	851	1,705
Preferred Stock, Shares Outstanding	0	851	1,705
Convertible Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	5,000	5,000	5,000
Preferred stock, conversion price per share	$ 5.50	$ 5.50	$ 5.50
Preferred Stock, Shares Issued	0	2,500	0
Preferred Stock, Shares Outstanding	0	2,500	0